Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000162171
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Capital Appreciation Fund Inc.-Institutional Class
C000020636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Capital Appreciation Fund Inc.-Investor Class
Without Sales Load [Member] | C000162171
Average Annual Return [Line Items]
Average Annual Return, Percent		22.64%	9.34%	10.02%
Without Sales Load [Member] | C000020636
Average Annual Return [Line Items]
Average Annual Return, Percent		22.39%	9.06%		9.17%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	13.70%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%		12.86%
ValueLine Index: 60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond-MANROR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		15.79%	8.94%	8.79%
ValueLine Index: 60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond-MANROR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		15.79%	8.94%		8.26%